UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 155.7% (97.8% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 131.1% (82.3% of Total Investments) (2)

	Aerospace & Defense – 2.7% (1.7% of Total Investments)

$415	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.295%	1-Month LIBOR	2.000%	8/21/24	BB+	$415,680
5,694	Sequa Corporation, Term Loan B	7.408%	3-Month LIBOR	5.000%	11/28/21	B	5,633,877
1,985	Sequa Corporation, Term Loan, Second Lien	11.520%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,953,199
733	Transdigm, Inc., Term Loan F	4.802%	1-Month LIBOR	2.500%	6/09/23	Ba2	730,913
398	Transdigm, Inc., Term Loan G, First Lien	4.802%	1-Month LIBOR	2.500%	8/22/24	Ba2	396,643
3,300	Transdigm, Inc., Term Loan E	4.802%	1-Month LIBOR	2.500%	5/30/25	Ba2	3,288,867
12,525	Total Aerospace & Defense						12,419,179

	Air Freight & Logistics – 0.8% (0.5% of Total Investments)

1,250	Ceva Group PLC, Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	8/04/25	BB–	1,253,913
1,101	PAE Holding Corporation, Term Loan B	7.886%	3-Month LIBOR	5.500%	10/20/22	B+	1,106,913
1,444	XPO Logistics, Inc., Term Loan B	4.509%	3-Month LIBOR	2.000%	2/24/25	BBB–	1,449,162
3,795	Total Air Freight & Logistics						3,809,988

	Airlines – 2.0% (1.3% of Total Investments)

2,704	American Airlines, Inc., Replacement Term Loan	4.277%	1-Month LIBOR	2.000%	10/10/21	BB+	2,703,890
2,394	American Airlines, Inc., Term Loan 2025	4.045%	1-Month LIBOR	1.750%	6/27/25	BB+	2,347,720
4,223	American Airlines, Inc., Term Loan B, (DD1)	4.280%	1-Month LIBOR	2.000%	12/14/23	BB+	4,201,396
9,321	Total Airlines						9,253,006

	Auto Components – 0.8% (0.5% of Total Investments)

1,130	DexKo Global, Inc., Term Loan B	5.802%	1-Month LIBOR	3.500%	7/24/24	B1	1,134,312
925	Horizon Global Corporation, Term Loan B	8.302%	1-Month LIBOR	6.000%	6/30/21	B2	898,499
1,481	Superior Industries International, Inc., Term Loan B	6.302%	1-Month LIBOR	4.000%	5/22/24	B1	1,477,008
3,536	Total Auto Components						3,509,819

	Automobiles – 1.2% (0.8% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	4.300%	1-Month LIBOR	2.000%	12/31/18	Baa2	4,597,657
993	Navistar, Inc., Tranche B, Term Loan	5.780%	1-Month LIBOR	3.500%	11/06/24	Ba3	995,805
5,581	Total Automobiles						5,593,462

	Beverages – 0.6% (0.4% of Total Investments)

2,878	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	10/23/25	BB	2,882,587

	Biotechnology – 0.9% (0.5% of Total Investments)

3,940	Grifols, Inc., Term Loan B	4.467%	1-Week LIBOR	2.250%	1/31/25	BB+	3,948,057

	Building Products – 1.7% (1.0% of Total Investments)

769	Fairmount, Initial Term Loan	6.136%	3-Month LIBOR	3.750%	6/01/25	BB	648,031
651	Ply Gem Industries, Inc., Term Loan B	6.175%	3-Month LIBOR	3.750%	4/12/25	B+	649,259
6,322	Quikrete Holdings, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	11/15/23	BB–	6,306,008
7,742	Total Building Products						7,603,298

	Capital Markets – 2.3% (1.5% of Total Investments)

2,000	Distributed Power, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	2,005,000
2,013	Capital Automotive LP, Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	3/25/24	B1	2,016,085
2,321	Capital Automotive LP, Term Loan, Second Lien	8.302%	1-Month LIBOR	6.000%	3/24/25	B3	2,364,626
4,200	RPI Finance Trust, Term Loan B6	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	4,208,852
10,534	Total Capital Markets						10,594,563

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals – 0.8% (0.5% of Total Investments)

$890	Ineos US Finance LLC, Term Loan	4.302%	1-Month LIBOR	2.000%	4/01/24	BBB–	$890,097
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,527,078
450	SI Group, Term Loan B	7.186%	3-Month LIBOR	4.750%	10/15/25	BB–	448,594
571	Univar, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/24	BB	571,781
3,432	Total Chemicals						3,437,550

	Commercial Services & Supplies – 5.9% (3.7% of Total Investments)

701	ADS Waste Holdings, Inc., Term Loan B	4.460%	1-Week LIBOR	2.250%	11/10/23	BB+	701,662
1,463	Universal Services of America, Initial Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	7/28/22	BB	1,452,906
1,750	Universal Services of America, Term Loan, Second Lien	10.794%	2-Month LIBOR	8.500%	7/28/23	CCC+	1,739,063
1,991	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.732%	3-Month LIBOR	4.250%	6/16/24	B	2,002,897
496	Education Management LLC, Tranche B, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	18,590
220	Education Management LLC, Tranche A, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	15,412
5,496	Formula One Group, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/01/24	B+	5,445,366
888	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.407%	2-Month LIBOR	4.000%	10/19/23	B–	845,361
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	10.908%	3-Month LIBOR	8.500%	10/07/24	CCC	918,335
1,583	Getty Images, Inc., Term Loan B, First Lien	5.802%	1-Month LIBOR	3.500%	10/18/19	B3	1,568,109
1,750	GFL Environmental, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,725,938
3,108	iQor US, Inc., Term Loan, First Lien	7.400%	3-Month LIBOR	5.000%	4/01/21	Caa1	2,904,925
333	iQor US, Inc., Term Loan, Second Lien	11.148%	3-Month LIBOR	8.750%	4/01/22	Caa3	265,417
960	KAR Auction Services, Inc., Term Loan B5	4.938%	3-Month LIBOR	2.500%	3/09/23	Ba2	962,671
917	LSC Communications, Refinancing Term Loan	7.802%	1-Month LIBOR	5.500%	9/30/22	B1	922,396
2,940	Monitronics International, Inc., Term Loan B2, First Lien	7.886%	3-Month LIBOR	5.500%	9/30/22	Caa1	2,887,639
2,253	Protection One, Inc., Term Loan	5.052%	1-Month LIBOR	2.750%	5/02/22	BB–	2,256,761
256	West Corporation, Incremental Term Loan B1	6.026%	3-Month LIBOR	3.500%	10/10/24	Ba3	253,439
28,105	Total Commercial Services & Supplies						26,886,887

	Communications Equipment – 3.7% (2.3% of Total Investments)

4,566	Avaya, Inc., Tranche B Term Loan	6.530%	1-Month LIBOR	4.250%	12/15/24	BB–	4,589,400
1,403	Mitel US Holdings, Inc., Incremental Term Loan	6.052%	1-Month LIBOR	3.750%	9/25/23	B+	1,403,249
1,400	Mitel US Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,411,550
252	MultiPlan, Inc., Term Loan B	5.136%	3-Month LIBOR	2.750%	6/07/23	B+	252,035
1,696	Plantronics, Inc., Term Loan, B	4.802%	1-Month LIBOR	2.500%	7/02/25	Ba1	1,693,533
7,635	Univision Communications, Inc., Term Loan C5	5.052%	1-Month LIBOR	2.750%	3/15/24	BB–	7,345,357
16,952	Total Communications Equipment						16,695,124

	Construction & Engineering – 0.7% (0.5% of Total Investments)

1,496	KBR, Inc., Term Loan B	6.045%	1-Month LIBOR	3.750%	4/25/25	B+	1,501,861
1,760	Traverse Midstream Partners, Term Loan B	6.600%	6-Month LIBOR	4.000%	9/27/24	B+	1,774,202
3,256	Total Construction & Engineering						3,276,063

	Consumer Finance – 0.7% (0.4% of Total Investments)

995	Vantiv LLC, Repriced Term Loan B4	4.030%	1-Month LIBOR	1.750%	8/09/24	BBB–	994,199
2,000	Verscend Technologies, Term Loan B	6.802%	1-Month LIBOR	4.500%	8/27/25	B+	2,018,440
2,995	Total Consumer Finance						3,012,639

	Containers & Packaging – 0.2% (0.1% of Total Investments)

1,048	Berry Global, Inc., Term Loan Q	4.277%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,049,325

	Distributors – 0.3% (0.2% of Total Investments)

1,247	SRS Distribution, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	5/23/25	B	1,222,717

	Diversified Consumer Services – 2.6% (1.7% of Total Investments)

4,967	Cengage Learning Acquisitions, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	6/07/23	B	4,626,679
3,386	Houghton Mifflin, Term Loan B, First Lien	5.295%	1-Month LIBOR	3.000%	5/28/21	B	3,121,364
1,354	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	1,358,463

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Consumer Services (continued)

$3,000	Refinitiv US Holdings Inc., Term Loan, B	6.052%	1-Month LIBOR	3.750%	10/01/25	BB+	$2,973,750
12,707	Total Diversified Consumer Services						12,080,256

	Diversified Financial Services – 2.2% (1.4% of Total Investments)

722	Altisource Solutions S.A R.L., Term Loan B	6.386%	3-Month LIBOR	4.000%	4/03/24	B+	723,213
4,600	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.302%	1-Month LIBOR	6.000%	6/30/22	Caa2	4,289,691
1,137	Freedom Mortgage Corporation, Term Loan B	7.050%	1-Month LIBOR	4.750%	2/23/22	BB–	1,147,380
633	Lions Gate Entertainment Corp., Term Loan B	4.552%	1-Month LIBOR	2.250%	3/24/25	Ba2	631,575
1,188	Travelport LLC, Term Loan B	4.814%	3-Month LIBOR	2.500%	3/17/25	B+	1,188,118
2,300	Veritas US, Inc., Term Loan B1	6.823%	1-Month LIBOR	4.500%	1/27/23	B	2,199,400
10,580	Total Diversified Financial Services						10,179,377

	Diversified Telecommunication Services – 6.8% (4.3% of Total Investments)

4,500	Numericable Group S.A., Term Loan B13	6.280%	1-Month LIBOR	4.000%	8/14/26	B1	4,419,383
7,249	CenturyLink, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	1/31/25	BBB–	7,180,958
1,444	CenturyLink, Inc., Initial Term A Loan	5.052%	1-Month LIBOR	2.750%	11/01/22	BBB–	1,443,490
4,447	Frontier Communications Corporation, Term Loan B	6.060%	1-Month LIBOR	3.750%	1/14/22	BB	4,318,402
614	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	631,312
383	Intelsat Jackson Holdings, S.A., Term Loan B4	6.795%	1-Month LIBOR	4.500%	1/02/24	B1	399,776
3,193	Level 3 Financing, Inc., Tranche B, Term Loan	4.530%	1-Month LIBOR	2.250%	2/22/24	BBB–	3,199,067
579	Windstream Corporation, Term Loan B6	6.290%	1-Month LIBOR	4.000%	3/29/21	BB	544,691
9,000	Ziggo B.V., Term Loan E	4.780%	1-Month LIBOR	2.500%	4/15/25	BB	8,837,370
31,409	Total Diversified Telecommunication Services						30,974,449

	Electric Utilities – 1.0% (0.6% of Total Investments)

643	EFS Cogen Holdings LLC, Term Loan B	5.640%	3-Month LIBOR	3.250%	6/28/23	BB–	642,857
2,400	Vistra Operations Co., Term Loan B1	4.302%	1-Month LIBOR	2.000%	8/01/23	BBB–	2,397,599
1,369	Vistra Operations Co., Term Loan B3	4.293%	1-Month LIBOR	2.000%	12/31/25	BBB–	1,366,684
4,412	Total Electric Utilities						4,407,140

	Electrical Equipment – 0.5% (0.3% of Total Investments)

1,244	TTM Technologies, Inc., Term Loan B	4.756%	1-Month LIBOR	2.500%	9/28/24	BB+	1,246,717
1,126	Zebra Technologies Corporation, Term Loan B	4.063%	3-Month LIBOR	1.750%	10/27/21	BB+	1,131,451
2,370	Total Electrical Equipment						2,378,168

	Energy Equipment & Services – 1.7% (1.1% of Total Investments)

1,056	Cypress Semiconductor Corp, Term Loan B	4.310%	1-Month LIBOR	2.000%	7/05/21	BB+	1,056,087
258	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	272,069
2,985	McDermott International, Term Loan	7.302%	1-Month LIBOR	5.000%	5/12/25	BB–	2,954,404
3,750	Seadrill Partners LLC, Initial Term Loan	8.386%	3-Month LIBOR	6.000%	2/21/21	CCC+	3,489,981
8,049	Total Energy Equipment & Services						7,772,541

	Equity Real Estate Investment Trusts – 1.0% (0.6% of Total Investments)

4,605	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.302%	1-Month LIBOR	3.000%	10/24/22	BB+	4,366,362

	Food & Staples Retailing – 3.8% (2.4% of Total Investments)

1,321	Albertson’s LLC, Term Loan B6	5.311%	3-Month LIBOR	3.000%	6/22/23	Ba2	1,317,647
14,363	Albertson’s LLC, Term Loan B7, (DD1)	0.000%	N/A	N/A	10/29/25	Ba2	14,270,239
1,250	Hearthside Group Holdings LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/23/25	B	1,230,784
587	Save-A-Lot, Term Loan B	8.302%	1-Month LIBOR	6.000%	12/05/23	B3	422,664
17,521	Total Food & Staples Retailing						17,241,334

	Food Products – 2.1% (1.3% of Total Investments)

971	American Seafoods Group LLC, Term Loan B	5.060%	1-Month LIBOR	2.750%	8/21/23	BB–	970,227
8,828	US Foods, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	6/27/23	BBB–	8,825,433
9,799	Total Food Products						9,795,660

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Equipment & Supplies – 1.6% (1.0% of Total Investments)

$956	Greatbatch, New Term Loan B	5.280%	1-Month LIBOR	3.000%	10/27/22	B+	$961,406
826	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B1	830,157
750	LifeScan, Term Loan B	8.396%	3-Month LIBOR	6.000%	10/01/24	B+	734,063
1,861	Onex Carestream Finance LP, Term Loan, First Lien	6.302%	1-Month LIBOR	4.000%	6/07/19	B1	1,859,772
2,240	Onex Carestream Finance LP, Term Loan, Second Lien	10.802%	1-Month LIBOR	8.500%	12/07/19	B–	2,237,133
748	Vyaire Medical, Inc., Term Loan B	7.136%	3-Month LIBOR	4.750%	4/16/25	B2	736,903
7,381	Total Health Care Equipment & Supplies						7,359,434

	Health Care Providers & Services – 5.7% (3.6% of Total Investments)

863	Air Medical Group Holdings, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	3/14/25	B1	849,151
1,669	Air Medical Group Holdings, Inc., Term Loan B	5.534%	1-Month LIBOR	3.250%	4/28/22	B1	1,624,577
748	Ardent Health, Term Loan, First Lien	6.802%	1-Month LIBOR	4.500%	6/30/25	B1	752,685
1,134	Catalent Pharma Solutions, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	5/20/24	BB	1,140,068
1,336	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B	1,310,879
1,424	Conantra, Inc., Term Loan B	5.030%	1-Month LIBOR	2.750%	6/01/22	B+	1,429,155
863	ConvaTec, Inc., Term Loan B	4.636%	3-Month LIBOR	2.250%	10/25/23	BB	863,655
1,517	HCA, Inc., Term Loan A5	3.802%	1-Month LIBOR	1.500%	6/10/20	BBB–	1,522,175
1,653	HCA, Inc., Term Loan B11	4.052%	1-Month LIBOR	1.750%	3/17/23	BBB–	1,660,986
1,132	Healogics, Inc., Term Loan, First Lien	6.580%	3-Month LIBOR	4.250%	7/01/21	B–	1,066,548
79	Heartland Dental Care, Inc., Delay Draw Facility, (6)	3.750%	N/A	N/A	4/30/25	B2	79,186
527	Heartland Dental Care, Inc., Term Loan, First Lien	6.052%	1-Month LIBOR	3.750%	4/30/25	B2	526,590
2,443	Kindred at Home Hospice, Term Loan B	6.063%	1-Month LIBOR	3.750%	7/02/25	B1	2,457,183
750	Kindred at Home Hospice, Term Loan, Second Lien	9.313%	1-Month LIBOR	7.000%	6/21/26	CCC+	768,281
3,617	Pharmaceutical Product Development, Inc., Term Loan B	4.802%	1-Month LIBOR	2.500%	8/18/22	Ba3	3,610,456
2,396	McGraw-Hill Education Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	3/06/25	Ba2	2,402,558
2,679	Millennium Laboratories, Inc., Term Loan B, First Lien	8.802%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,486,963
1,244	PharMerica, Term Loan, First Lien	5.780%	1-Month LIBOR	3.500%	12/06/24	B1	1,249,191
995	Prospect Medical Holdings, Term Loan B1	7.813%	1-Month LIBOR	5.500%	2/22/24	B1	1,003,706
205	Quorum Health Corp., Term Loan B	9.052%	1-Month LIBOR	6.750%	4/29/22	B1	207,309
223	Vizient, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	2/13/23	Ba3	223,862
27,497	Total Health Care Providers & Services						26,235,164

	Health Care Technology – 1.2% (0.7% of Total Investments)

4,875	Emdeon, Inc., Term Loan	5.173%	1-Month LIBOR	2.750%	3/01/24	Ba3	4,875,317
449	Press Ganey Holdings, Inc., Term Loan, Second Lien	8.802%	1-Month LIBOR	6.500%	10/21/24	CCC+	453,935
5,324	Total Health Care Technology						5,329,252

	Hotels, Restaurants & Leisure – 13.2% (8.3% of Total Investments)

1,535	24 Hour Fitness Worldwide Inc., Term Loan, B	5.802%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,539,924
933	Aramark Corporation, Term Loan	4.052%	1-Month LIBOR	1.750%	3/11/25	BBB–	933,978
746	Arby’s Restaurant Group, Inc., Term Loan B	5.460%	2-Month LIBOR	3.250%	2/05/25	B	745,627
14,754	Burger King Corporation, Term Loan B3	4.552%	1-Month LIBOR	2.250%	2/16/24	Ba3	14,715,499
4,676	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	4.302%	1-Month LIBOR	2.000%	10/06/24	BB	4,658,086
2,978	Caesars Resort Collection, Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	12/23/24	BB	2,981,847
1,513	CCM Merger, Inc., Term Loan B	4.552%	1-Month LIBOR	2.750%	8/09/21	BB	1,516,839
3,265	CityCenter Holdings LLC, Term Loan B	4.552%	1-Month LIBOR	2.250%	4/18/24	BB–	3,262,855
1,822	Equinox Holdings, Inc., Term Loan B1	5.302%	1-Month LIBOR	3.000%	3/08/24	B+	1,830,086
983	Four Seasons Holdings, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	11/30/23	BB	983,900
5,115	Hilton Hotels, Term Loan B	4.031%	1-Month LIBOR	1.750%	10/25/23	BBB–	5,125,976
3,071	Intrawest Resorts Holdings, Inc., Term Loan B	5.302%	1-Month LIBOR	3.000%	7/31/24	B	3,079,159
1,950	Life Time Fitness, Inc., Term Loan B	5.063%	3-Month LIBOR	2.750%	6/10/22	BB–	1,951,618
2,252	MGM Growth Properties, Term Loan B	4.302%	1-Month LIBOR	2.000%	4/25/25	BB+	2,248,353
7,672	Scientific Games Corp., Initial Term Loan B5	5.046%	2-Month LIBOR	2.750%	8/14/24	Ba3	7,607,990
3,042	Stars Group Holdings, Term Loan B	5.886%	3-Month LIBOR	3.500%	7/10/25	B+	3,059,275
2,589	Station Casino LLC, Term Loan B	4.810%	1-Month LIBOR	2.500%	6/08/23	BB–	2,591,115
1,500	Wyndham International, Inc., Term Loan B	4.052%	1-Month LIBOR	1.750%	5/30/25	BBB–	1,501,253
60,396	Total Hotels, Restaurants & Leisure						60,333,380

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables – 0.2% (0.1% of Total Investments)

$1,184	Serta Simmons Holdings LLC, Term Loan, First Lien	5.775%	1-Month LIBOR	3.500%	11/08/23	B–	$1,070,912

	Household Products – 0.2% (0.1% of Total Investments)

985	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	2/05/23	B+	986,858

	Independent Power & Renewable Electricity Producers – 1.1% (0.7% of Total Investments)

5,226	NRG Energy, Inc., Term Loan B	4.136%	3-Month LIBOR	1.750%	6/30/23	BBB–	5,213,038

	Industrial Conglomerates – 0.2% (0.1% of Total Investments)

995	Education Advisory Board, Term Loan, First Lien	6.406%	2-Month LIBOR	3.750%	11/15/24	B2	987,538

	Insurance – 2.0% (1.2% of Total Investments)

739	Acrisure LLC, Term Loan B	6.552%	1-Month LIBOR	4.250%	11/22/23	B	741,868
3,826	Alliant Holdings I LLC, Term Loan B	5.280%	1-Month LIBOR	3.000%	5/09/25	B	3,827,974
1,822	Asurion LLC, Term Loan B6	5.302%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,825,710
2,219	Hub International Holdings, Inc., Term Loan B	5.490%	3-Month LIBOR	3.000%	4/25/25	B	2,215,841
8,606	Total Insurance						8,611,393

	Interactive Media & Services – 0.2% (0.2% of Total Investments)

1,134	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.348%	3-Month LIBOR	3.000%	11/03/23	BB+	1,103,462

	Internet and Direct Marketing Retail – 0.9% (0.6% of Total Investments)

746	Uber Technologies, Inc., Term Loan	5.780%	1-Month LIBOR	3.500%	7/13/23	N/R	747,245
3,496	Uber Technologies, Inc., Term Loan, (DD1)	6.281%	1-Month LIBOR	4.000%	4/04/25	N/R	3,499,904
4,242	Total Internet and Direct Marketing Retail						4,247,149

	Internet Software & Services – 0.9% (0.6% of Total Investments)

1,466	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.250%	10/19/23	B	1,473,948
953	Dynatrace, Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	8/22/25	B1	959,916
97	Dynatrace, Term Loan, Second Lien	9.302%	1-Month LIBOR	7.000%	8/21/26	CCC+	98,010
1,913	SkillSoft Corporation, Term Loan, Second Lien	10.552%	1-Month LIBOR	8.250%	4/28/22	CCC–	1,526,009
4,429	Total Internet Software & Services						4,057,883

	IT Services – 6.9% (4.3% of Total Investments)

753	DTI Holdings, Inc., Replacement Term Loan B1	7.276%	2-Month LIBOR	4.750%	9/29/23	B	721,016
890	Engility Corporation, Term Loan B2	5.052%	1-Month LIBOR	2.750%	8/11/23	BB–	892,823
2,356	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	7/10/22	BB+	2,350,505
7,170	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	4/26/24	BB+	7,139,317
1,174	Gartner, Inc., Term Loan A	4.052%	1-Month LIBOR	1.750%	3/21/22	Ba1	1,178,441
1,995	GTT Communications, Inc., Term Loan, First Lien	5.050%	1-Month LIBOR	2.750%	6/02/25	BB–	1,971,080
2,500	Optiv Security, Inc., Term Loan, Second Lien	9.552%	1-Month LIBOR	7.250%	1/31/25	Caa1	2,420,312
672	Presidio, Inc., Term Loan B	5.145%	3-Month LIBOR	2.750%	2/02/24	B+	672,984
3,633	Sabre, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	2/22/24	BB	3,635,682
717	Science Applications International Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	716,507
2,786	Syniverse Holdings, Inc., Tranche Term Loan C	7.280%	1-Month LIBOR	5.000%	3/09/23	B	2,806,310
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.280%	1-Month LIBOR	9.000%	3/11/24	CCC+	3,392,077
1,728	Tempo Acquisition LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/01/24	B1	1,731,581
958	West Corporation, Term Loan B	6.526%	3-Month LIBOR	4.000%	10/10/24	BB+	954,842
978	WEX, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/23	BB–	980,555
31,810	Total IT Services						31,564,032

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

990	Parexel International Corp., Term Loan B	5.052%	1-Month LIBOR	2.750%	9/27/24	B1	977,783
457	Inventiv Health, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	8/01/24	BB	456,617
1,447	Total Life Sciences Tools & Services						1,434,400

	Machinery – 1.1% (0.7% of Total Investments)

1,027	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	2/01/24	B+	1,030,814
1,922	Gardner Denver, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	7/30/24	BB	1,928,263

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Machinery (continued)

$1,045	Gates Global LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	4/01/24	B+	$1,047,501
696	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.886%	3-Month LIBOR	4.500%	11/27/20	CCC+	666,117
650	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.386%	3-Month LIBOR	9.000%	11/26/21	CCC–	568,100
5,340	Total Machinery						5,240,795

	Marine – 0.6% (0.4% of Total Investments)

875	American Commercial Lines LLC, Term Loan B, First Lien	11.052%	1-Month LIBOR	8.750%	11/12/20	CCC+	671,405
2,007	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	2,027,301
2,882	Total Marine						2,698,706

	Media – 13.5% (8.4% of Total Investments)

1,145	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	7/23/21	B1	1,046,011
955	Affinion Group Holdings, Inc., Term Loan, First Lien	10.040%	1-Month LIBOR	7.750%	5/10/22	B2	977,863
5,641	Catalina Marketing Corporation, Term Loan, First Lien, (5)	5.813%	3-Month LIBOR	3.500%	4/09/21	B2	2,143,522
1,500	Catalina Marketing Corporation, Term Loan, Second Lien, (5)	9.063%	3-Month LIBOR	6.750%	4/11/22	Caa2	134,063
4,537	Cequel Communication LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,535,194
3,910	Charter Communications Operating Holdings LLC, Term Loan B	4.310%	1-Month LIBOR	2.000%	4/30/25	BBB–	3,915,103
1,988	Cineworld Group PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/28/25	BB–	1,981,812
5,014	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	0.000%	N/A	N/A	1/30/19	CC	3,639,473
7,296	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	CC	5,287,533
1,493	CSC Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	1/25/26	BB+	1,493,664
6,637	Cumulus Media, Inc., Exit Term Loan	6.810%	1-Month LIBOR	4.500%	5/13/22	B	6,567,007
553	Gray Television, Inc., Term Loan B2	4.515%	1-Month LIBOR	2.250%	2/07/24	BB+	554,038
3,252	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1)	6.045%	1-Month LIBOR	3.750%	11/30/23	B1	3,259,534
1,921	IMG Worldwide, Inc., Term Loan B	5.280%	2-Month LIBOR	2.750%	5/18/25	B	1,920,735
5,141	McGraw-Hill Education Holdings LLC, Term Loan B	6.302%	1-Month LIBOR	4.000%	5/02/22	BB+	4,944,772
1,500	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	7/03/25	BB	1,503,863
1,000	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	6.810%	1-Month LIBOR	4.500%	7/03/26	B2	1,003,440
474	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	474,750
2,966	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,967,781
400	Red Ventures, Term Loan B	6.302%	1-Month LIBOR	4.000%	11/08/24	BB	402,300
1,741	Sinclair Television Group, Term Loan B2	4.560%	1-Month LIBOR	2.250%	1/31/24	BB+	1,747,120
1,917	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	1,925,468
1,533	UPC Financing Partnership, Term Loan AR1, First Lien	4.780%	1-Month LIBOR	2.500%	1/15/26	BB+	1,529,463
2,068	Vyaire Medical, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	1/31/25	BB	2,067,920
5,743	WideOpenWest Finance LLC, Term Loan B	5.540%	1-Month LIBOR	3.250%	8/18/23	B	5,560,848
70,325	Total Media						61,583,277

	Multiline Retail – 1.4% (0.9% of Total Investments)

2,051	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien, (cash 8.853%, PIK 1.500%)	8.853%	3-Month LIBOR	6.500%	1/13/22	CCC+	1,975,786
802	Belk, Inc., Term Loan B, First Lien	7.034%	1-Month LIBOR	4.750%	12/12/22	B2	676,446
1,493	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	1,496,045
922	Hudson’s Bay Company, Term Loan B, First Lien	5.545%	1-Month LIBOR	3.250%	9/30/22	BB–	908,535
1,410	Neiman Marcus Group, Inc., Term Loan	5.531%	1-Month LIBOR	3.250%	10/25/20	Caa2	1,288,031
6,678	Total Multiline Retail						6,344,843

	Oil, Gas & Consumable Fuels – 2.2% (1.3% of Total Investments)

1,451	BCP Renaissance Parent, Term Loan B	6.027%	3-Month LIBOR	3.500%	10/31/24	BB–	1,458,163
1,250	California Resources Corporation, Term Loan	12.670%	1-Month LIBOR	10.375%	12/31/21	B	1,394,794
1,400	California Resources Corporation, Term Loan B	7.037%	1-Month LIBOR	4.750%	12/31/22	B	1,424,500
2,551	Fieldwood Energy LLC, Exit Term Loan	7.552%	1-Month LIBOR	5.250%	4/11/22	BB–	2,571,520
1,657	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.552%	1-Month LIBOR	7.250%	4/11/23	B+	1,603,079
1,209	Peabody Energy Corporation, Term Loan B	5.052%	1-Month LIBOR	2.750%	3/31/25	BB	1,208,186
46	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC	46,376
9,564	Total Oil, Gas & Consumable Fuels						9,706,618

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Personal Products – 1.2% (0.8% of Total Investments)

$1,728	Coty, Inc., Term Loan A	4.031%	1-Month LIBOR	1.750%	4/05/23	BB+	$1,684,922
1,496	Coty, Inc., Term Loan B	4.531%	1-Month LIBOR	2.250%	4/07/25	BB+	1,469,437
3,156	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.813%	3-Month LIBOR	3.500%	11/16/20	B3	2,321,954
6,380	Total Personal Products						5,476,313

	Pharmaceuticals – 1.2% (0.8% of Total Investments)

965	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.802%	1-Month LIBOR	3.500%	9/26/24	B–	926,868
1,643	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.274%	1-Month LIBOR	3.000%	6/02/25	BB–	1,645,532
3,020	Concordia International Corp, Term Loan,	7.781%	1-Month LIBOR	5.500%	9/06/24	B–	2,967,150
5,628	Total Pharmaceuticals						5,539,550

	Professional Services – 1.5% (1.0% of Total Investments)

957	On Assignment, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	4/02/25	BB	960,533
1,066	Ceridian HCM Holding, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	4/30/25	B	1,071,818
3,149	Skillsoft Corporation, Initial Term Loan, First Lien	7.052%	1-Month LIBOR	4.750%	4/28/21	B3	2,917,777
1,970	Nielsen Finance LLC, Term Loan B4	4.281%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,963,430
7,142	Total Professional Services						6,913,558

	Real Estate Management & Development – 1.4% (0.9% of Total Investments)

2,850	GGP, Term Loan B	4.795%	1-Month LIBOR	2.500%	8/27/25	BB+	2,809,288
1,257	Realogy Group LLC, Term Loan B	4.530%	1-Month LIBOR	2.250%	2/08/25	BB+	1,255,530
988	Realogy Group LLC, Term Loan A	4.530%	1-Month LIBOR	2.250%	2/08/23	BB+	987,500
1,481	Trico Group LLC, Term Loan, First Lien	8.813%	3-Month LIBOR	6.500%	2/02/24	B	1,486,805
6,576	Total Real Estate Management & Development						6,539,123

	Road & Rail – 2.4% (1.5% of Total Investments)

8,087	Avolon LLC, Term Loan B	4.280%	1-Month LIBOR	2.000%	1/15/25	BBB–	8,076,806
1,459	Quality Distribution, Incremental Term Loan, First Lien	7.886%	3-Month LIBOR	5.500%	8/18/22	B2	1,477,896
1,217	Savage Enterprises LLC, Term Loan B	6.770%	1-Month LIBOR	4.500%	8/01/25	B+	1,229,503
10,763	Total Road & Rail						10,784,205

	Semiconductors & Semiconductor Equipment – 1.0% (0.6% of Total Investments)

222	Lumileds, Term Loan B	5.859%	3-Month LIBOR	3.500%	6/30/24	B1	217,673
1,809	Microchip Technology., Inc., Term Loan B	4.310%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,804,597
1,222	Micron Technology, Inc., Term Loan B	4.060%	1-Month LIBOR	1.750%	4/10/22	Baa2	1,224,930
1,427	ON Semiconductor Corporation, Term Loan B3	4.052%	1-Month LIBOR	1.750%	3/31/23	Baa3	1,426,206
4,680	Total Semiconductors & Semiconductor Equipment						4,673,406

	Software – 13.0% (8.1% of Total Investments)

3,302	Blackboard, Inc., Term Loan B4, (DD1)	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	3,161,155
5,680	BMC Software, Inc., Term Loan B	6.648%	3-Month LIBOR	4.250%	9/01/25	B	5,706,882
602	Compuware Corporation, Term Loan, First Lien	5.787%	1-Month LIBOR	3.500%	8/25/25	B1	607,815
2,145	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	2,152,516
2,948	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	1-Month LIBOR	3.500%	12/01/23	B	2,962,538
10,796	Infor (US), Inc., Term Loan B	4.992%	3-Month LIBOR	2.750%	2/01/22	B1	10,770,146
1,669	Informatica, Term Loan B	5.552%	1-Month LIBOR	3.250%	8/05/22	B1	1,677,526
1,231	Kronos Incorporated, Term Loan B	5.343%	3-Month LIBOR	3.000%	11/20/23	B	1,234,894
750	McAfee Holdings International, Inc., Term Loan, Second Lien	10.795%	1-Month LIBOR	8.500%	9/29/25	B–	765,705
3,173	McAfee LLC, Term Loan B	6.049%	1-Month LIBOR	4.500%	9/29/24	B1	3,187,681
896	Micro Focus International PLC, New Term Loan	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	895,095
6,051	Micro Focus International PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	6,044,797
2,921	Micro Focus International PLC, Term Loan B2	4.552%	1-Month LIBOR	2.250%	11/19/21	BB–	2,906,014
746	Mitchell International, Inc., Initial Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	11/29/24	B2	744,209
667	Mitchell International, Inc., Initial Term Loan, Second Lien	9.552%	1-Month LIBOR	7.250%	12/01/25	CCC	670,937
636	Misys, New Term Loan, Second Lien	9.636%	3-Month LIBOR	7.250%	6/13/25	BB–	627,883
1,474	RP Crown Parent LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	10/15/23	B1	1,473,382

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,623	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	$1,616,386
4,186	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	4,170,242
7,807	Tibco Software, Inc., Term Loan, First Lien	5.800%	1-Month LIBOR	3.500%	12/04/20	B1	7,833,773
59,303	Total Software						59,209,576

	Specialty Retail – 1.5% (0.9% of Total Investments)

1,850	Academy, Ltd., Term Loan B	6.259%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,386,258
3,859	Petco Animal Supplies, Inc., Term Loan B1	5.777%	3-Month LIBOR	3.250%	1/26/23	B2	3,004,616
2,712	Petsmart Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	3/11/22	B3	2,306,350
8,421	Total Specialty Retail						6,697,224

	Technology Hardware, Storage & Peripherals – 5.6% (3.5% of Total Investments)

4,283	Dell International LLC, Replacement Term Loan A2	4.060%	1-Month LIBOR	1.750%	9/07/21	BBB–	4,282,419
1,192	Dell International LLC, Replacement Term Loan A3	3.810%	1-Month LIBOR	1.500%	12/31/18	BBB–	1,191,827
13,168	Dell International LLC, Refinancing Term Loan B	4.310%	1-Month LIBOR	2.000%	9/07/23	BBB–	13,169,004
7,015	Western Digital, Term Loan B	4.044%	1-Month LIBOR	1.750%	4/29/23	Baa2	6,984,650
25,658	Total Technology Hardware, Storage & Peripherals						25,627,900

	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)

1,988	Asurion LLC, Term Loan B4	5.302%	1-Month LIBOR	3.000%	8/04/22	Ba3	1,993,806
6,895	Sprint Corporation, Term Loan, First Lien	4.813%	1-Month LIBOR	2.500%	2/02/24	Ba2	6,900,378
8,883	Total Wireless Telecommunication Services						8,894,184
$617,218	Total Variable Rate Senior Loan Interests (cost $610,956,342)						598,852,724

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 21.0% (13.2% of Total Investments)

	Banks – 0.3% (0.2% of Total Investments)

$1,300	Wells Fargo & Company			3.661%	3/04/21	A+	$1,326,400

	Communications Equipment – 2.5% (1.6% of Total Investments)

155	Avaya Holdings Corporation, (5), (7)			7.000%	4/01/19	N/R	—
3,830	Avaya Holdings Corporation, (5), (7)			10.500%	3/01/21	N/R	—
6,472	Intelsat Jackson Holdings SA			5.500%	8/01/23	CCC+	5,792,440
5,580	Intelsat Jackson Holdings SA, 144A			9.750%	7/15/25	CCC+	5,845,050
16,037	Total Communications Equipment						11,637,490

	Containers & Packaging – 0.9% (0.6% of Total Investments)

4,070	Reynolds Group Issuer Inc.			5.750%	10/15/20	B+	4,070,252

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

2,800	JPMorgan Chase & Company			2.877%	3/09/21	AA–	2,803,598

	Diversified Telecommunication Services – 2.4% (1.5% of Total Investments)

1,365	CSC Holdings LLC, 144A			10.125%	1/15/23	B+	1,481,667
1,650	CSC Holdings LLC, 144A			10.875%	10/15/25	B+	1,903,687
8,012	Intelsat Luxembourg SA			7.750%	6/01/21	Ca	7,571,340
11,027	Total Diversified Telecommunication Services						10,956,694

	Health Care Providers & Services – 2.0% (1.2% of Total Investments)

4,500	HCA Inc.			6.500%	2/15/20	BBB–	4,646,250
2,000	HCA Inc.			5.875%	3/15/22	BBB–	2,092,500
880	Tenet Healthcare Corporation			4.750%	6/01/20	BB–	882,200
590	Tenet Healthcare Corporation			6.000%	10/01/20	BB–	604,190

800	Tenet Healthcare Corporation			4.500%	4/01/21	BB–	796,000
8,770	Total Health Care Providers & Services						9,021,140

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 1.2% (0.7% of Total Investments)

$1,000	MGM Resorts International	5.250%	3/31/20	BB	$1,012,500
4,200	Scientific Games International Inc.	10.000%	12/01/22	B–	4,389,000
5,200	Total Hotels, Restaurants & Leisure				5,401,500

	Household Durables – 1.4% (0.9% of Total Investments)

4,900	Lennar Corporation	4.125%	12/01/18	BBB–	4,893,875
1,500	Lennar Corporation	4.500%	11/15/19	BBB–	1,505,625
6,400	Total Household Durables				6,399,500

	Media – 3.8% (2.4% of Total Investments)

150	Charter Communications Operating LLC	3.579%	7/23/20	BBB–	149,801
495	DISH DBS Corporation	5.125%	5/01/20	BB	496,238
1,000	DISH DBS Corporation	5.875%	11/15/24	BB	850,000
1,325	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,343,351
4,662	iHeartCommunications Inc., (5)	9.000%	12/15/19	CC	3,356,640
14,960	iHeartCommunications Inc., (5)	14.000%	2/01/21	C	1,776,525
1,714	iHeartCommunications Inc., 144A, (5)	11.250%	3/01/21	C	1,182,660
6,250	iHeartCommunications Inc., (5)	9.000%	3/01/21	CC	4,515,625
4,370	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	3,671,455
34,926	Total Media				17,342,295

	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)

5,170	California Resources Corporation, 144A	8.000%	12/15/22	B–	4,601,300
500	Denbury Resources Inc.	6.375%	8/15/21	CCC+	465,000
1,814	Denbury Resources Inc., 144A	9.250%	3/31/22	B+	1,891,095
180	EP Energy LLC, 144A	9.375%	5/01/24	Caa2	136,800
7,664	Total Oil, Gas & Consumable Fuels				7,094,195

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

1,500	Bausch Health Cos Inc., 144A	6.500%	3/15/22	BB–	1,552,500
733	Concordia International Corporation	8.000%	9/06/24	B3	716,508
2,233	Total Pharmaceuticals				2,269,008

	Real Estate Management & Development – 0.7% (0.4% of Total Investments)

3,250	Realogy Group LLC, 144A	5.250%	12/01/21	B1	3,193,125

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

1,394	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	1,526,430

	Software – 0.8% (0.5% of Total Investments)

3,500	Infor US Inc., 144A	5.750%	8/15/20	B1	3,539,375

	Wireless Telecommunication Services – 2.0% (1.3% of Total Investments)

750	Level 3 Financing Inc.	5.375%	8/15/22	BB	750,937
1,450	Sprint Communications Inc.	7.000%	8/15/20	B+	1,500,750
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,405,000
500	Sprint Corporation	7.125%	6/15/24	B+	511,250
8,700	Total Wireless Telecommunication Services				9,167,937
$117,271	Total Corporate Bonds (cost $103,785,898)				95,748,939

Shares	Description (1)				Value

	COMMON STOCKS – 2.7% (1.7% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

51,618	Cengage Learning Holdings II Inc., (8), (9)				$468,846

	Energy Equipment & Services – 0.7% (0.3% of Total Investments)

29,321	C&J Energy Services Inc., (8)				550,648
39,597	Ocean Rig UDW Inc., (8)				1,199,393

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Shares	Description (1)				Value

	Energy Equipment & Services (continued)

2,534	Vantage Drilling International, (8), (9)				$774,560
	Total Energy Equipment & Services				2,524,601

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

54,276	Millennium Health LLC, (8), (9)				3,148
50,560	Millennium Health LLC, (7), (8)				100,128
47,462	Millennium Health LLC, (7), (8)				89,246
	Total Health Care Providers & Services				192,522

	Marine – 0.3% (0.2% of Total Investments)

21,097	HGIM Corporation, (9)				1,118,141
4,721	HGIM Corporation, (8), (9)				250,213
	Total Marine				1,368,354

	Media – 0.8% (0.5% of Total Investments)

84,691	Cumulus Media Inc., (8)				1,233,101
1,318,561	Hibu PLC, (8), (9)				395,568
23,363	Metro-Goldwyn-Mayer Inc., (8), (9)				1,974,174
36,087	Tribune Media Company, (9)				18,044
	Total Media				3,620,887

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

46	Southcross Holdings Borrower LP, (8), (9)				34,500

	Pharmaceuticals – 0.1% (0.1% of Total Investments)

22,941	Concordia International Corporation, (8)				465,984

	Software – 0.7% (0.5% of Total Investments)

206,112	Avaya Holdings Corporation, (8)				3,384,361

	Specialty Retail – 0.0% (0.0% of Total Investments)

8,181	Gymboree Holding Corporation, (8), (9)				38,860
22,273	Gymboree Holding Corporation, (8), (9)				105,797
	Total Specialty Retail				144,657
	Total Common Stocks (cost $18,108,127)				12,204,712

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 0.8% (0.5% of Total Investments)

$675	Bristol Park CLO LTD, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread), (10)	9.686%	4/15/29	Ba3	$687,770
800	Dryden 50 Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (10)	8.696%	7/15/30	Ba3	805,784
750	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.400% spread), (10)	8.836%	10/15/30	Ba3	757,576
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (3-Month LIBOR reference rate + 5.500% spread), (10)	7.969%	4/20/26	Ba3	1,250,380
400	Neuberger Berman Loan Advisers CLO 28 Limited, Series 2018-28A, 144A, (3-Month LIBOR reference rate + 5.600% spread), (10)	8.069%	4/20/30	BB–	399,985
$3,875	Total Asset-Backed Securities (cost $3,794,155)				3,901,495

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

2,721	Fieldwood Energy LLC, (8), (9)				$133,329
13,466	Fieldwood Energy LLC, (7), (8)				586,619
	Total Common Stock Rights (cost $384,387)				719,948

Shares	Description (1)				Value

	WARRANTS – 0.0% (0.0% of Total Investments)

15,619	Avaya Holdings Corporation				$35,143
	Total Warrants (cost $1,460,830)				35,143

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$550	Nortel Networks Limited, (5)	1.750%	4/15/12	N/R	$16,500
$550	Total Convertible Bonds (cost $9,033)				16,500
	Total Long-Term Investments (cost $738,498,772)				711,479,461

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 3.5% (2.2% of Total Investments)

	INVESTMENT COMPANIES – 3.5% (2.2% of Total Investments)

15,948,862	BlackRock Liquidity Funds T-Fund Portfolio, (11)	2.082% (12)			$15,948,862
	Total Short-Term Investments (cost $15,948,862)				15,948,862
	Total Investments (cost $754,447,634) – 159.2%				727,428,323
	Borrowings – (39.1)% (13), (14)				(178,800,000)
	Term Preferred Shares, net of deferred offering costs – (18.2)% (15)				(82,983,163)
	Other Assets Less Liabilities – (1.9)% (16)				(8,757,886)
	Net Assets Applicable to Common Shares – 100%				$456,887,274

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$8,000,000	Pay	1-Month LIBOR	2.250% (17)	Monthly	12/01/23 (18)	$(156,262)	$(156,262)
Morgan Stanley Capital Services LLC	10,000,000	Pay	1-Month LIBOR	2.500 (19)	Monthly	1/01/22 (20)	(166,347)	(166,347)
Morgan Stanley Capital Services LLC	21,000,000	Pay	1-Month LIBOR	2.500 (21)	Monthly	4/01/22 (22)	(407,768)	(407,768)
Morgan Stanley Capital Services LLC	45,000,000	Pay	1-Month LIBOR	4.000	Monthly	1/01/27 (23)	(2,057,988)	(2,057,988)
Total	$84,000,000						$(2,788,365)	$(2,788,365)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$598,852,724	$—		$598,852,724
Corporate Bonds	—	95,748,939	—	*	95,748,939
Common Stocks	6,833,487	5,181,851	189,374		12,204,712
Asset-Backed Securities	—	3,901,495	—		3,901,495
Common Stock Rights	—	133,329	586,619		719,948
Warrants	35,143	—	—		35,143
Convertible Bonds	—	16,500	—		16,500

Short-Term Investments:
Investment Companies	15,948,862	—	—		15,948,862

Investments in Derivatives:
Interest Rate Swaps**	—	(2,788,365)	—		(2,788,365)
Total	$22,817,492	$701,046,473	$775,993		$724,639,958
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$763,116,545
Gross unrealized:
Appreciation	10,565,235
Depreciation	(46,253,457)
Net unrealized appreciation (depreciation) of investments	$(35,688,222)

Tax cost of swaps	$ —
Net unrealized appreciation (depreciation) on swaps	(2,788,365)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	Variable rate security. The rate shown is the coupon as of the end of the period.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 24.6%.

(14)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.4%.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(17)

Effective December 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.

(18)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(19)

Effective January 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(20)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(21)

Effective April 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(22)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(23)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018